Gains or losses on financial assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	€ 170,820	€ 138,446	€ 168,148
Liabilities designated at fair value through profit or loss at initial recognition recognised in other comprehensive income	1,044	€ 81	€ 119
Deposits
Disclosure of detailed information about financial instruments [line items]
Repurchase agreements, value	27,780
Loans and advances - credit institutions and customers
Disclosure of detailed information about financial instruments [line items]
Reverse repurchase agreements	38,236
Mortgage backed assets	920
Spanish and foreign government securities
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	€ 35,118